Off-balance sheet commitments given	6 Months Ended
Jun. 30, 2025
Off-Balance Sheet Commitments [Abstract]
Off-balance sheet commitments given	Off-balance sheet commitments given
On December 12, 2024, the Group was notified of a claim from the seller of Prosynergia requesting the payment of an earn-out in connection with the transaction. Legal proceedings are ongoing in French court. The Group has not recorded any provision in its financial statements in connection with this claim due to uncertainty in the outcome of this proceeding.
Over the period ended June 30, 2025, the Group has not given any significant additional off-balance sheet commitment or amended already existing commitments. The off-balance sheet commitments given by the Group as of June 30, 2025 are identical to December
31, 2024, with the exception of the following changes in the commitments related to CRO contracts:
In the ordinary course of business, the Group regularly uses the services of subcontractors and enters into research and partnership arrangements with various contract research organizations, or CROs, and with public- sector partners or subcontractors, who conduct clinical trials and studies in relation to the drug candidates. As of December 31, 2024 and June 30, 2025, the Group’s commitments amounted to respectively €234,908 thousand and €215,046 thousand. The cost of services performed by CROs is recognized as an operating expense as incurred.